Fair Value Measurement - Summary of Fair Value Measurements Inputs (Detail) - Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2021 yr	Sep. 16, 2021 yr
Measurement Input, Exercise Price [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value measurements inputs	11.50	11.50
Measurement Input, Share Price [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value measurements inputs	8.31	11.42
Measurement Input, Price Volatility [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value measurements inputs	58.7	53.1
Measurement Input, Expected Term [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value measurements inputs	4.71	5.00
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value measurements inputs	1.25	0.84